Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Nov. 01, 2017	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 556,899	[1]		$ 508,696
Allowance for credit losses	5,065	[1]		4,327
Net	551,834	[1]		504,369
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	351,297			336,518
United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	41,806			36,930
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	27,022			24,130
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	20,117			18,444
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	43,804			22,742
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,578			9,428
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	61,275			60,504
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	253,357			236,916
Allowance for credit losses	678
Net	252,679
Residential mortgages [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	213,083			205,793
Residential mortgages [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	7,651			6,911
Residential mortgages [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,947			2,735
Residential mortgages [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	15,313			7,302
Residential mortgages [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,189			1,999
Residential mortgages [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	12,174			12,176
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	96,019			89,227
Allowance for credit losses	2,109
Net	93,910
Loans to consumers [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	72,935			64,295
Loans to consumers [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,193			1,228
Loans to consumers [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,298			3,064
Loans to consumers [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,888			3,682
Loans to consumers [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	6,023			3,587
Loans to consumers [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,138			1,845
Loans to consumers [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,544			4,471
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	16,485			14,104
Allowance for credit losses	1,213
Net	15,271
Credit Card [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	7,361			13,495
Credit Card [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	674			520
Credit Card [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,575			1,410
Credit Card [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,592			1,744
Credit Card [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,255			1,746
Credit Card [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,028			2,244
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	191,038			168,449
Allowance for credit losses	1,065
Net	189,973
Business and government [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	57,918			52,935
Business and government [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	40,613			35,702
Business and government [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	15,399			13,635
Business and government [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	11,707			10,617
Business and government [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	19,876			10,109
Business and government [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	3,996			3,838
Business and government [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	41,529			41,613
In accordance with IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans			$ 507,908
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,130
Allowance for credit losses	1,677
Net	3,453
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	999
Allowance for credit losses	381
Net	618
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	80
Allowance for credit losses	25
Net	55
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	359
Allowance for credit losses	164
Net	195
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	581
Allowance for credit losses	317
Net	264
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	753
Allowance for credit losses	158
Net	595
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	619
Allowance for credit losses	159
Net	460
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,739
Allowance for credit losses	473
Net	1,266
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,797
Allowance for credit losses	360
Net	1,437
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,069
Allowance for credit losses	644
Net	425
Financial instruments credit-impaired [member] | In accordance with IFRS 9 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,264
Allowance for credit losses	673
Net	$ 1,591
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				4,865
Allowance for credit losses				2,622
Net				2,243
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				1,049
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				140
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				303
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				704
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				565
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				462
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				1,642
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				1,445
Allowance for credit losses				326
Net				1,119
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				1,067
Allowance for credit losses				1,040
Net				27
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				543
Allowance for credit losses				543
Financial instruments credit-impaired [member] | In Accordance With IAS 39 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans				1,810
Allowance for credit losses				713
Net				$ 1,097

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).